Expense Example {- Overseas Portfolio} - 02.28 VIP Overseas Portfolio Initial, Service, Service 2 PRO-11 - Overseas Portfolio	Apr. 30, 2021 USD ($)
VIP Overseas Portfolio-Initial VIP
Expense Example:
1 year	$ 81
3 years	252
5 years	439
10 years	978
VIP Overseas Portfolio-Service VIP
Expense Example:
1 year	91
3 years	284
5 years	493
10 years	1,096
VIP Overseas Portfolio-Service 2 VIP
Expense Example:
1 year	106
3 years	331
5 years	574
10 years	$ 1,271